Post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties
Defined contribution pension plans	R$ 554,872	R$ 516,118	R$ 513,082
Total	R$ 554,872	R$ 516,118	R$ 513,082